Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 - COMMITMENTS AND CONTINGENCIES

Operating Leases

Our main offices are at 5 Regent Street, Livingston, NJ  07039 where we have 6,986 square feet of office space at a monthly rent of $7,400.  The lease expires December 31, 2016. The Company has a two-year lease, with a one-year extension, for office space at 6834 Buckley Road, North Syracuse, New York, at a monthly rent of $2,100.  The lease expires May 31, 2015.  The Company also leases 2,700 square feet of office space for sales and support in Skokie, IL with a monthly rent of $3,000. This lease expires April 30, 2018. The Company also leases 500 square feet for sales and support in Minneapolis, MN for $400 a month. This lease expires August 2014. We use our facilities to house our corporate headquarters and operations and believe our facilities are suitable for such purpose Total rent expense under these operating leases for the year ended December 31, 2013 and 2012 was $153,000 and $130,000, respectively.

The following is a schedule of approximate future minimum rental payments for operating leases subsequent to the year ended December 31, 2013.

2014	$141,000
2015	129,000
2016	121,000
2017	36,000
2018	36,000

Employment agreements

The Company has an Employment Agreement with Mark Meller, President and Chief Executive Officer of the Company, which began on September 15, 2003, which was extended on September 1, 2010, and expires on September 15, 2017. As consideration, the Company agreed to pay Mr. Meller the sum of $180,000 the first year with a 10% increase every year thereafter, as well as a monthly travel expense allowance of $600 and an auto allowance of $800. Based on this agreement Mr. Meller’s salary is $466,874. As of December 31, 2013, Mr. Meller agreed to accept a salary of $426,500 for 2013. The employment agreement with Mr. Meller also provides for a severance payment to him of three hundred percent (300%), less $100,000 of his gross income for services rendered to the Company in each of the five prior calendar years should his employment be terminated following a change in control, as defined in the employment agreement.